Components of Total Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Current tax	$ 28,526	$ 22,231	$ 12,236
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(10,473)	(10,430)	(6,121)
Provision for income taxes	18,053	11,801	6,115
Impact on shareholders equity and other comprehensive income of the tax consequence of :
Excess tax benefit on stock compensation	(1,651)	(1,274)	(681)
Currency impact on long term funding	87	356	(294)
Total	16,489	10,883	5,140
Ireland
Current:
Current tax	9,158	1,684	351
Deferred expense/(benefit):
Deferred tax expense/(benefit)	1,914	(287)	(3,825)
Provision for income taxes	11,073	1,216	(3,475)
United States
Current:
Current tax	14,492	12,290	6,367
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(9,420)	(9,715)	(1,711)
Provision for income taxes	5,072	3,669	4,656
Other
Current:
Current tax	4,876	8,257	5,518
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(2,967)	(428)	(585)
Provision for income taxes	$ 1,915	$ 3,618	$ 4,277